Prepaid Expenses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses [line items]
Tax advance of VAT and withholdings taxes	$ 12,500	$ 12,700
Advance payments of taxes	12,900	14,800
Tax credits	13,200	11,500
Prepaid other	19,896	33,524
GE Engines Services, LLC [member]
Prepaid expenses [line items]
Prepaid other	$ 4,000	$ 20,000